Subsequent Event - Additional Information (Detail) $ in Thousands, $ in Millions	1 Months Ended		11 Months Ended	12 Months Ended
	Feb. 29, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 29, 2020 NZD ($)	Dec. 31, 2019 NZD ($)
Subsequent Event [Line Items]
Repayment of debt				$ 201,480	$ 338,769	$ 613,487
Dividends declared and paid			$ 537	8,437	7,573
Cash drawn under the facility during the period				214,471	343,723	514,485
Nueva Tel
Subsequent Event [Line Items]
Dividends declared and paid				$ 7,700	$ 6,800	$ 0
Nueva Tel | Syndicated Loan 2021 | BOLIVIA
Subsequent Event [Line Items]
Debt stated interest rate				8.12%				8.12%
2degrees | 2021 Senior Facilities Agreement | New Zealand
Subsequent Event [Line Items]
Borrowing capacity				$ 168,400				$ 250
Subsequent Event | Nueva Tel
Subsequent Event [Line Items]
Dividends declared and paid		$ 18,000
Subsequent Event | Nueva Tel | Syndicated Loan 2021 | BOLIVIA
Subsequent Event [Line Items]
Repayment of debt	$ 10,000
Subsequent Event | Nueva Tel | Bolivian 2021 Bank Loan | BOLIVIA
Subsequent Event [Line Items]
Cash drawn under the facility during the period	$ 8,300
Debt stated interest rate	7.00%						7.00%
Subsequent Event | 2degrees | 285 Million NZD Facility
Subsequent Event [Line Items]
Borrowing capacity	$ 191,900						$ 285
Debt Instrument, Term	3 years
Subsequent Event | 2degrees | NZD Accordion Facility
Subsequent Event [Line Items]
Borrowing capacity							$ 35